Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Schedule of taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss
Taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2022, 2021 and 2020 is as follows (in thousands):

Current tax
	2022	2021	2020
Direct taxes - current	1,015	706	248
Direct taxes – prior year	(115)	491	—

Total current tax	900	1,197	248

Deferred tax
Current	(54,236)	(48,414)	(121,974)
Prior year	15,269	(477)	—

Total deferred tax	(38,967)	(48,891)	(121,974)

Total income tax benefit	(38,067)	(47,694)	(121,726)

The prior year deferred tax impact of $15.3 million mainly relates to foreign currency impact on losses denominated in Icelandic krona.

Schedule of the reconciling items between the statutory rate and the effective tax rate	The reconciling items between the statutory rate and the effective tax rate are as follows:

	2022	2021	2020
Tax rate	24.9%	24.9%	24.9%
Effect of tax rate in foreign jurisdictions	(2.4%)	(8.2%)	(4.9%)
Recognition of tax losses	—	—	27.9%
Permanent differences	(8.9%)	30.4%	—
Non-recognition of tax losses	(3.8%)	(15.0%)	(6.2%)
Other items	(2.9%)	(0.1%)	—

Effective tax rate	6.9%	32.0%	41.7%

Schedule of the movement in net deferred taxes
The movement in net deferred taxes during the years ended 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Balance at 1 January	170,268	121,647
Deferred tax credited to profit or loss	38,919	48,621

Balance at 31 December	209,187	170,268

Deferred tax assets	209,496	170,418
Deferred tax liabilities	(309)	(150)

Schedule of deferred tax recognized in the consolidated statements of financial position
The amount of deferred tax recognized in the consolidated statements of financial position as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Deferred tax assets attributable to temporary differences in respect of tax losses	205,290	158,330
Deferred tax assets attributable to other temporary differences	6,832	12,088
Deferred tax liabilities attributable to other temporary differences	(2,935)	(150)

Net deferred tax assets	209,187	170,268

Schedule of expiration of unused tax losses	These tax losses expire as follows (in thousands):

2023-2025	35,751
2026-2028	210,224
Later	836,536

1,082,511